INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2024	2023
	$’000	$’000

Statement of financial position
Finished goods	46,041	37,379
Written down	(943)	(687)

	45,098	36,692

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Statement of comprehensive income Inventories recognized as an expense in cost of sales	12,947	22,115	30,049